Management's Use of Accounting Judgments, Estimates and Assumptions - Additional Information (Detail 1) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized		₱ 46
Additional charges to profit or loss	₱ 13,924
Bottom of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Amortization period of subscriber contract costs	3 years
Top of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Amortization period of subscriber contract costs	6 years
Two G Technology Related Equipment
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized		87	₱ 1,397
Three G Technology Related Equipment
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized		9,421	1,406
IT, Tech refresh programs, Core Modernization and Support Replacements [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized			₱ 1,138
Enterprise-wide Network Asset Physical Verification Activity [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized		3,044
Softwares and Related Services Upgraded [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized		2,122
PLDT Communications and Energy Ventures, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized		1,798
Network Equipment [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized		9,711
Fortification of Fiber Optic Cables [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized		3,215
Optical Line Terminal [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized		786
Modernization of Key Core Network Equipment and Facilities [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized		525
Modernization of Key Core Network Equipment and Facilities [Member] | Smart Inc [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized		1,334
Transport Network Transformation [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized		14,128
Transport Network Transformation [Member] | Smart Inc [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized		₱ 5,074
Information Technology Assets and General Computers and Peripherals [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Depreciation that would have been increased if assets had been depreciated using original estimated useful life	₱ 546
Information Technology Assets and General Computers and Peripherals [Member] | Smart Inc [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Depreciation that would have been increased if assets had been depreciated using original estimated useful life	50
Self Supporting Tower [Member] | Smart Inc [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Depreciation if assets had been depreciated using original estimated useful life	₱ 338